DEFERRED TAX ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF DEFERRED TAX ASSETS AND LIABILITIES

Deferred tax assets and (liabilities) as of December 31, 2022 and 2021 and the related activity for the years ended December 31, 2022 and 2021 are as follows:

	Balance as of December 31, 2021	Recognized in Business Combination	Recognized in Provision for Income Taxes	Balance as of December 31, 2022
Non-current assets:
Intangible Assets	$—	$(4,425,990)	$524,565	$(3,901,425)
Property, plant, and equipment	(883,075)	(341,825)	1,137,205	(87,695)
Other	—	—	(2,240)	(2,240)
	(883,075)	(4,767,815)	1,659,530	(3,991,360)

Current assets:
Receivables	—	—	—	—
Prepaid expenses	(17,195)	—	17,195	—
Other (Section 24C allowance)	50,019	799,647	(715,276)	134,390
	32,824	799,647	(698,081)	134,390

Current liabilities:
Depreciation	—	—	—	—
Income in Advance	127,129	—	238,248	365,377
Tax Losses	—	15,995	84,469	100,464
Net deferred tax assets and (liabilities)	$(723,122)	$(3,952,173)	$1,284,166	$(3,391,129)

	Balance as of December 31, 2020	Recognized in Business Combination	Recognized in Provision for Income Taxes	Balance as of December 31, 2021
Non-current assets:
Intangible Assets	$—	$—	$—	$—
Property, plant, and equipment	(979,612)	—	96,537	(883,075)
Other	(8,431)	—	8,431	—
	(988,043)		104,968	(883,075)

Current assets:
Receivables	—	—	—	—
Prepaid expenses	(11,849)	—	(5,346)	(17,195)
Other (Section 24C allowance)	26,452	23,451	116	50,019
	14,603	23,451	(5,230)	32,824

Current liabilities:
Depreciation	—	—	—	—
Income in Advance	98,015	—	29,114	127,129
Tax Losses	—	—	—	—
Net deferred tax assets and (liabilities)	$(875,425)	$23,451	$128,852	$(723,122)

SUMMARY OF UNUSED TAX LOSSES FOR WHICH NO DEFERRED TAX ASSETS HAVE BEEN RECOGNIZED

Unused tax losses for which no deferred tax assets have been recognized as of December 31, 2022 and 2021 are as follows:

	As of December 31,
	2022	2021

Unused tax losses for which no deferred tax assets has been recognized	$(29,195,914)	$(9,982,291)
Potential tax benefit of such unused tax losses at applicable statutory tax rates	$(6,338,526)	$(2,050,255)

SUMMARY OF JURISDICTIONS AND TAX YEARS

The following jurisdictions and tax years are open to audit:

Jurisdiction	Open Tax Years
Indonesia	2018 - 2022
New Zealand	2019 - 2022
Singapore	2019 - 2022
South Africa	2018 - 2022
United Kingdom	2021
United States	2020 - 2022